Subsequent Events	12 Months Ended
Dec. 31, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events

33.SUBSEQUENT EVENTS

As previously disclosed on February 27, 2018, to further diversify the Corporation’s business geographically and expand its online sports betting product offerings, it acquired a 62% equity interest in CrownBet Holdings Pty Limited (“CrownBet”), an Australian-based online sportsbook, from Crown Resorts Limited for an aggregate amount of $117.7 million using cash on its consolidated statement of financial position.

On March 6, 2018, the Corporation also entered into agreements to increase its equity interest in CrownBet from 62% to 80% and for CrownBet to acquire William Hill Australia Holdings Pty Ltd, (“William Hill Australia”), an Australian-based online sportsbook. The aggregate purchase price for both transactions will be approximately $315 million, of which $234 million will be payable in cash for William Hill Australia and the remainder will be payable in approximately 3.1 million newly-issued Common Shares. The management team of CrownBet will be entitled to an additional payment of up to $182 million in 2020 subject to certain performance conditions and payable in cash, additional Common Shares or a combination thereof, at the Corporation’s discretion. To finance the cash portion of the purchase price for the transactions, the Corporation obtained committed financing for a $325 million incremental USD First Lien Term Loan. The Corporation currently expects the transactions to close in April 2018.

Under the transaction agreements, the Corporation is entitled to appoint a majority of the directors on the board of directors of CrownBet.

Due to the proximity of the Corporation’s acquisition of a majority equity interest in CrownBet and its entering into agreements to increase its equity interest in CrownBet and for CrownBet to acquire William Hill Australia, to the approval of the Corporation’s consolidated financial statements for the year ended December 31, 2017, it is not possible for the Corporation to complete the initial accounting for such transactions, including disclosure details of goodwill, fair value of consideration (actual and contingent), assets and liabilities assumed, contingent liabilities recognized, transactions recognized separately, non-controlling interests and the impact on the amounts reported in the statement of comprehensive income.